                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

               Mutual Fund Select Group
               3435 Stelzer Road
               Columbus, OH 43219

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

               JPMorgan Select Balanced Fund
               JPMorgan Select Equity Income Fund
               JPMorgan Select Large Cap Equity Fund
               JPMorgan Select Large Cap Growth Fund
               JPMorgan Select Small Cap Equity Fund
               JPMorgan Select Mid Cap Equity Fund

3.    Investment Company Act File Number:         811-07843

      Securities Act File Number:                 333-13317



4(a). Last day of fiscal year for which this notice is filed:  December 31, 2001


4(b)  [_]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.

               NOT APPLICABLE

4(c). [_]   Check box if this is the last time the issuer will be filing this
            Form.

               NOT APPLICABLE

5.       Calculation of registration fee:

         (I)    Aggregate  sale  price  of  securities  sold  during  the
                fiscal year pursuant to section 24(f):                          $27,226,000

         (ii)   Aggregate price of securities redeemed or
                repurchased during the fiscal year:                             $69,931,000

         (iii)  Aggregate  price of securities redeemed
                or repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce reduction fees payable
                to the commission:                                              $         0

         (iv)   Total available redemption credits [add Items 5(ii) and 5(iii): $69,931,000

         (v)    Net Sales -- if Item 5(I) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:                           $         0

         (vi)   Redemption credits available for use in future years            $42,705,000
                -- if Item 5(I) is less than Item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:

         (vii)  Multiplier for determining registration fee (see
                Instruction  C.9):                                              x   .000092

         (viii) Registration fee due  [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                           $         0



6.       Prepaid Shares

         If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                     +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                              = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                              March 20, 2002

                    Method of Delivery:

                                    [X]     Wire Transfer
                                    [_]     Mail or other means




                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By  (Signature and Title)*    /s/ Arthur Jensen
                                    ----------------------------

                                    ____________________________________________
                                           Arthur Jensen,  Assistant Treasurer

         Date March 18, 2002
              --------------

 * Please print the name and title of the signing officer below the signature.